INCOME TAXES	12 Months Ended
Oct. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
13. INCOME TAXES

There was no recorded income tax benefit related to the losses of fiscal years 2011 or 2012 due to the uncertainty of the Company generating taxable income to utilize its net operating loss carryforwards. The provision for income taxes due to continuing operations differs from the amount computed by applying the federal statutory rate of 35% to the loss before income taxes as follows (in thousands):

	Years Ended October 31,
	2011	2012
Federal tax benefit at statutory rate	$(2,623)	$(3,744)
State income tax, net of federal tax benefit	(86)	(125)
Effect of foreign operations	(5)	(32)
Research and experimentation credit	(645)	(322)
Stock based compensation	293	336
Permanent differences and other	8	11
Change in valuation allowance	3,058	3,876
Tax benefit	$-	$-

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred taxes at October 31, 2011 and 2012 are as follows (in thousands):

	Years Ended October 31,
	2011	2012
Deferred Tax Assets:
Net operating losses	$38,935	$42,574
Research and experimentation credits	4,641	4,964
Inventory and other reserves	2,785	3,029
Basis of property and equipment	95	114
Deferred stock compensation	951	602
Deferred tax asset	47,407	51,283

Deferred Tax Liabilities:
Basis of property and equipment	-	-
Deferred tax liabilities	-	-

Valuation allowance	(47,407)	(51,283)
Net deferred tax asset	$-	$-

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. At the end of the fiscal years ended October 31, 2011 and 2012, a full valuation allowance has been provided due to uncertainties regarding the future realization of the net deferred tax assets.

The Company had federal net operating loss carryforwards available to reduce future taxable income of approximately $104.0 million and $114.1 million for the fiscal years ended October 31, 2011 and 2012, respectively. The Company had federal research and experimentation credits available to reduce future tax of approximately $4.6 million and $5.0 million for the fiscal years ended October 31, 2011, and 2012, respectively. The valuation allowance increased by approximately $3.1 million and $3.9 million during the fiscal years ended October 31, 2011, and 2012, respectively, primarily as a result in the changes in the net operating losses. A portion of the valuation allowance relates to tax benefits for stock option deductions included in the net operating loss carryforward which, when realized, will be allocated directly to contributed capital to the extent the benefits exceed amounts attributable to deferred stock compensation expense. The Company also had foreign net operating loss carryforwards available to reduce future foreign income of approximately $4.2 million and $4.1 million for fiscal years ended October 31, 2011 and 2012, respectively.

The federal net operating loss carryforwards and research and experimentation credit carryforwards expire from 2012 to 2031, if not utilized prior to that time. Utilization of the federal net operating losses and tax credits may be subject to substantial annual limitation due to the “change in ownership” provisions of the Internal Revenue Code of 1986. Any annual limitation may result in the expiration of net operating losses and research and experimentation credits before utilization.

The Company does not foresee any recognition of any unrecognized tax benefits during the next twelve months. The major jurisdictions in which the Company files income tax returns include the U.S. and Germany. The Company’s income tax returns are not currently under examination by the Internal Revenue Service or other tax authorities. As of October 31, 2012, the earliest year that the Company was subject to examination in these jurisdictions was 2008. The Company recognizes interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense, if any.